Related Party Transaction (Details) - Schedule of Subscription Receivable Due from a Stockholder - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Huihe Zheng [Member]
Schedule of Subscription Receivable Due from a Stockholder [Line Items]
Subscription receivable		$ 48,718